Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020	Apr. 06, 2020	Mar. 23, 2020	Mar. 15, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income available to common shareholders	$ 49,208	$ 36,878
Interest from convertible debentures (after tax)	2,370	3,590
Diluted net income available to common shareholders	$ 51,578	$ 40,468
Weighted average number of common shares (in shares)	28,165,130	25,444,374
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,949,717	1,898,645
Dilutive effect of stock options (in shares)	90,741	255,378
Weighted average number of diluted common shares (in shares)	32,300,824	32,843,211
Basic net income per share (in CAD per share)	$ 1.75	$ 1.45
Diluted net income per share (in CAD per share)	$ 1.60	$ 1.23
FIve Point Zero Percent Convertible Debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,095,236	1,647,487
Five Point Five Zero Percent Convertible Debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	0	3,597,327
Convertible Subordinated Debt | FIve Point Zero Percent Convertible Debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%	5.00%
Convertible Subordinated Debt | Five Point Five Zero Percent Convertible Debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%